                                          --------------------------------------
                                          OMB APPROVAL
                                          OMB Number: 3235-0570
                                          Expires: September 30, 2007
                                          Estimated average burden
                                          hours per response. . . . . . .19.4
                                          --------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00620
                                   ---------------------------------------------
        AMF Large Cap Equity Institutional Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
       3435 Stelzer Rd., Columbus, OH  43219
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)
      BISYS Fund Services, 3435 Stelzer Rd., Columbus, OH  43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)
Registrant's telephone number, including area code:  614-470-8000
                                                   -----------------

Date of fiscal year end:  December 31, 2004
                         -----------------------------

Date of reporting period: December 31, 2004
                         -----------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT

Dear Shareholder:

Having won the popular vote by over three million ballots and the State of Florida by a convincing margin, President Bush appears far more confident today than after the 2000 Election, when he lost the popular vote, and it took five weeks before the Supreme Court, by a split decision, ruled that Florida's electoral count went his way. No longer reelection conscious, second-term presidents tend to concentrate on accomplishing major longer-term national goals and remain cognizant of how history will treat them. By tackling Social Security, President Bush, the last Republican President since Theodore Roosevelt to be sworn into a second term with Republican majorities in both the Senate and House of Representatives, appears to fit the profile. His approval rating, however, going into this term was the lowest of any second term president since Harry Truman.

The overhaul of the seventy-year old Social Security system is a necessary and a shrewd "behavioral modification" strategy. If successful, it could bring confidence to the capital markets and place a ceiling on rising interest rates. It is also a blueprint for keeping our $11 trillion GDP in the hands of consumers and out of the grasp of the federal government. Moreover, the more control younger Americans voluntarily take over their financial wellbeing, the greater the probability they will become "owner-capitalists." Success, however, will not come easy, given the political enmity that exists between the Democrats and Republicans.

The President cannot take his eyes off the current three-year-old economic expansion as well as the "twin deficits." Back in 2001, President Bush's first year in office, the economy suffered a brief and mild recession. It was a unique economic reversal, however, in that it was the first "business led" and not "consumer led" recession to hit the nation since the depression era. Due in large measure to the Federal Reserve Board's post September 11, 2001 easy monetary policy, consumer demand for autos and housing continued to advance while American businesses were locking their wallets. Today, corporate America is flushed with cash and, going forward, must ramp-up its powerful capital-spending machinery to offset any potential consumer retrenchment. Moreover, given the demographic stresses of Europe and the rapidly expanding economies of China and India, the demand for U.S. capital, management expertise and technology should expand with time.

History reveals the longer investors hold stocks similar to those in the S&P 500 Stock Index, the probability of enjoying a profit rises and the chances of suffering a loss are reduced. Ibbotson Associates, the renowned financial statistical firm, has calculated that between 1926 and 2003 inclusive, there were 74 five-year time periods and if an investor held stocks for five years there was an 89% probability of posting a gain and only an 11% probability of suffering a loss. The first five years of this new decade, however, have not been particularly friendly to large capitalization companies similar to those in the S&P 500 Index. From the end of 1999 through the end of 2004, the average annual return for the S&P 500 Index was -2.30%. Given that the S&P 500 Index reached its all time high in the first quarter of 2000, all prior bear markets have been excellent buying opportunities for savvy investors. Time and patience, however, are key attributes of savvy long-term investors.

For the year ended December 31, 2004, the AMF Large Cap Equity Institutional Fund, Inc. (the "Fund") returned 5.16%. For the five- and ten-year periods, ended December 31, 2004, the Fund's returns were 0.70% and 10.68%, respectively. The S&P 500 Index returns for the one-five- and ten-year periods ended December 31, 2004 were 10.88%, -2.30% and 12.07%.

If a shareholder institution had invested $100,000 in the Fund at inception in 1953 and reinvested all capital gains and distributions back into the Fund, the investment would have grown to $25,982,820 by December 31, 2004.

During economic reversals and equity market downdrafts, attractive long-term buying opportunities can arise for investors that incorporate solid investment principles in their security investment process. The AMF Large Cap Equity Institutional Fund is positioned to capitalize in such opportunities.

Sincerely,

/s/ Joseph R. Ficalora
Joseph R. Ficalora
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
                              PERFORMANCE SUMMARY

                          AVERAGE ANNUAL TOTAL RETURN
                        PERIODS ENDING DECEMBER 31 2004*

                                   1 YEAR   5 YEARS   10 YEARS
                                   ------   -------   --------
AMF LARGE CAP EQUITY
  INSTITUTIONAL FUND, INC........   5.16      0.70     10.68
Lipper Large Capitalization Core
  Funds Average(1)...............   7.79     -3.45      9.98
Dow Jones Industrial Average
  (DJIA)(2)......................   5.31      0.65     13.07
Standard & Poor's 500 Composite
  Stock Price Index (S&P
  500)(3)........................  10.88     -2.30     12.07

 * Assumes reinvestment of all dividends and distributions and the deduction of all applicable fees and expenses. Average annual returns are stated for periods greater than one year. Data for the S&P 500, DJIA and Lipper Large Capitalization Core Funds Average are from Lipper, Inc. The S&P 500 and DJIA do not include a reduction in total return for expenses.

The investment performance information presented does not reflect the deduction of any taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The following graph shows that an investment of $20,000 in the Fund on December 31, 1994 would have been worth $55,175 on December 31, 2004, assuming all dividends and distributions had been reinvested. A similar investment in the S&P 500, over the same period, would have grown to $62,491. A similar investment in the Lipper Large Capitalization Core Funds Average, over the same period, would have grown to $53,320.

                 AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

                            CUMULATIVE TOTAL RETURN
(LINE GRAPH)

                                                          FUND                         S&P                       LIPPER
                                                          ----                         ---                       ------
1994                                                    20000.00                    20000.00                    20000.00
1995                                                    24978.00                    27507.00                    26491.00
1996                                                    30178.00                    33818.00                    32029.00
1997                                                    38822.00                    45097.00                    41371.00
1998                                                    50022.00                    57994.00                    51225.00
1999                                                    53278.00                    70192.00                    61656.00
2000                                                    55446.00                    63803.00                    58176.00
2001                                                    53284.00                    56226.00                    50601.00
2002                                                    44657.00                    43804.00                    39221.00
2003                                                    52463.00                    56362.00                    49223.00
2004                                                    55175.00                    62491.00                    53320.00

THE FOREGOING INFORMATION IS A STATEMENT OF THE PAST PERFORMANCE OF THE FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE WITH CHANGING MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION,

PLEASE CALL 1-800-527-3713.

(1) The Lipper Large Capitalization Core Funds Average represents the 30 largest funds in the Lipper Large Capitalization Core Funds category.
(2) The Dow Jones Industrial Average represents the average of 30 actively traded blue chip stocks on the New York Stock Exchange (NYSE).
(3) The Standard & Poor's 500 Index is an unmanaged index, generally representative of the U.S. stock market as a whole.

--------------------------------------------------------------------------------
 2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT RESULTS, OUTLOOK AND STRATEGIES

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

The AMF Large Cap Equity Institutional Fund's net asset value per share on December 31, 2004 was $154.20 versus $155.03 on December 31, 2003. Shareholders received per share distributions from dividends of $0.8027, short-term capital gains of $0.2399 and long-term capital gains of $7.7878 during the year. The Fund's total return for the one-year period ending December 31, 2004 was 5.16%. For comparative purposes the S&P 500 Index returned 10.88% and the Lipper Large Capitalization Core Funds Average returned 7.79% for the one-year period ending December 31, 2004. Total return assumes the reinvestment of all dividends and capital gains and the deduction of all applicable fees and expenses.

Although the AMF Large Cap Equity Institutional Fund's return trailed the Lipper Large Capitalization Core Funds' average during the one-year period, it ranked in the top 11% and 30% for the 5- and 10-year periods ending December 31, 2004 out of 605 and 221 funds, respectively.

The Fund's relative performance in the past year was negatively impacted by its significant weighting in companies with high quality ratings, as defined by Standard & Poor's, as well as those with very large market capitalizations. The Standard & Poor's Quality Ranking system divides companies into seven groups, ranging from A+ for the highest quality companies to C for the lowest, based on long-term growth and stability of earnings and dividends. S&P Quality Rankings should not be mistaken for bond quality ratings.

Last year's market was led by the smaller large caps and those with less steady earnings and dividend characteristics. In fact, A+ ranked companies, with market capitalizations of $5 billion or greater, returned 5.2% on average during 2004. Nearly 50% of the Fund was invested in this group of companies during 2004. The next highest rated group of large cap companies, those with a rating of A, returned 6.1% on average during the year. Over 15% of the Fund was invested in this group of companies during 2004. The best performing group of large caps in 2004 was rated B, or "below average", with a return of 14.2%. The Fund had less than 5% exposure to this group during the year, namely it's investment in Berkshire Hathaway. Berkshire Hathaway receives a low rating because it derives a significant portion of its income from capital gains, which occur on an irregular basis, and, therefore, shows higher-than-average earnings volatility.

Our investment philosophy of investing in established companies with sustainable long-term cash flow and earnings growth prospects at favorable valuations leads us toward investments in companies with very high quality rankings. Over the long-term, history has shown that investing in the highest quality companies provides better returns with less risk, as defined by standard deviation, than investing in the lowest quality companies. However, there will be years when the returns of this group are unfavorable relative to the market averages, as witnessed in 2004. Over the long-term we feel that this investment approach offers the best opportunity for return with the least amount of risk. Our 5- and 10-year performance demonstrates this clearly.

During the past year, we continued our focus on large capitalization issues with attractive fundamentals that were available at reasonable prices. New securities added to the portfolio in 2004 included Cardinal Health and PepsiCo. We eliminated a number of securities whose market prices reflected their full potential, in our opinion, or whose fundamentals changed so that continued ownership by the Fund was not warranted. These companies included Gillette, Merck and Pitney Bowes. Looking forward, we are confident that high quality companies will provide attractive long-term returns, especially given the expectation of slower earnings growth rates for S&P 500 companies in 2005. Companies that exhibit sustainable earnings and dividends characteristics, such as the ones in this portfolio, should be favored in such an environment. As always, we continue to seek additional investment opportunities in high quality companies at attractive valuations for long-term investment.

--------------------------------------------------------------------------------

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS--96.8%

 SHARES                                             VALUE
 ------                                             -----
            ADVERTISING-3.9%
   42,000   Omnicom Group, Inc. ...............  $  3,541,440
                                                 ------------
            AEROSPACE/DEFENSE-2.8%
   24,000   General Dynamics Corp. ............     2,510,400
                                                 ------------
            AUTOMOTIVE-3.9%
   59,000   Harley-Davidson, Inc. .............     3,584,250
                                                 ------------
            BEVERAGES-4.0%
   72,000   Anheuser Busch Companies, Inc. ....     3,652,560
                                                 ------------
            BEVERAGES NON-ALCOHOLIC-7.4%
   59,000   PepsiCo, Inc. .....................     3,079,800
   88,000   Coca-Cola Co. .....................     3,663,440
                                                 ------------
                                                    6,743,240
                                                 ------------
            BUILDING PRODUCTS-4.2%
   89,000   Home Depot, Inc. ..................     3,803,860
                                                 ------------
            BUSINESS EQUIPMENT & SERVICES-3.0%
   62,000   Cintas Corp. ......................     2,719,320
                                                 ------------
            COMPUTER SOFTWARE &
              SERVICES-10.1%
   76,000   Automatic Data Processing, Inc. ...     3,370,600
   74,000   First Data Corp. ..................     3,147,960
  103,000   Microsoft Corp. ...................     2,751,130
                                                 ------------
                                                    9,269,690
                                                 ------------
            CONSUMER NON-DURABLE-3.9%
   64,000   Procter & Gamble Co. ..............     3,525,120
                                                 ------------
            DISTRIBUTOR--CONSUMER PRODUCTS-4.1%
   97,000   Sysco Corp. .......................     3,702,490
                                                 ------------
            DIVERSIFIED MANUFACTURING-6.9%
  103,000   General Electric Co. ..............     3,759,500
   27,000   Illinois Tool Works, Inc. .........     2,502,360
                                                 ------------
                                                    6,261,860
                                                 ------------

 SHARES                                             VALUE
 ------                                             -----
            FINANCIAL SERVICES-7.0%
   47,000   American Express Co. ..............  $  2,649,390
   75,000   State Street Corp. ................     3,684,000
                                                 ------------
                                                    6,333,390
                                                 ------------
            FOOD PROCESSING-3.8%
   50,000   Wm. Wrigley Jr., Co. ..............     3,459,500
                                                 ------------
            HEALTH CARE-4.0%
   58,000   Johnson & Johnson..................     3,678,360
                                                 ------------
            INSURANCE-4.1%
       43   Berkshire Hathaway, Inc.(a)........     3,779,700
                                                 ------------
            MEDICAL--WHOLESALE DRUG
              DISTRIBUTION-2.9%
   45,000   Cardinal Health, Inc. .............     2,616,750
                                                 ------------
            OIL & GAS-3.1%
   55,000   Exxon Mobil Corp. .................     2,819,300
                                                 ------------
            PHARMACEUTICALS-7.2%
   75,000   Abbott Laboratories................     3,498,750
  115,000   Pfizer, Inc. ......................     3,092,350
                                                 ------------
                                                    6,591,100
                                                 ------------
            PUBLISHING-3.3%
   37,000   Gannett Co., Inc. .................     3,022,900
                                                 ------------
            RESTAURANTS-3.1%
   73,000   Wendy's International, Inc. .......     2,865,980
                                                 ------------
            RETAIL-4.1%
   70,000   Wal-Mart Stores, Inc. .............     3,697,400
                                                 ------------
            Total Common Stocks
              (Cost $63,891,890)...............    88,178,610
                                                 ------------

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 4

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
DECEMBER 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 SHARES                                             VALUE
 ------                                             -----
CASH EQUIVALENTS--2.9%


             MONEY MARKET MUTUAL FUND-2.9%
2,652,185    Vanguard Admiral Money Market
               Fund....................................    $  2,652,185
                                                           ------------
             Total Cash Equivalents
               (Cost $2,652,185).......................       2,652,185
                                                           ------------
             Total Investments
               (Cost $66,544,075)(b)............   99.7%     90,830,795
                                                  -----    ------------
             Other assets in excess of
               liabilities......................    0.3%        227,736
                                                  -----    ------------
             Net Assets.........................  100.0%   $ 91,058,531
                                                  =====    ============

(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation...........    $26,508,063
Unrealized depreciation...........     (2,221,343)
                                      -----------
Net unrealized appreciation.......    $24,286,720
                                      ===========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2004
                                                                -----------------
ASSETS:
Investment in securities, at value (Cost $66,544,075).......       $90,830,795
Cash........................................................           181,499
Dividends and interest receivable...........................           105,646
Prepaid expenses............................................            57,381
                                                                   -----------
     Total assets...........................................        91,175,321
                                                                   -----------
LIABILITIES:
Advisor fee payable.........................................            58,373
Administration fee payable..................................             9,571
Transfer agent fee payable..................................             5,700
Accrued expenses payable....................................            43,146
                                                                   -----------
  Total Liabilities.........................................           116,790
                                                                   -----------
NET ASSETS, applicable to 590,539 shares of $1.00 par value
  stock, 2,000,000 shares authorized........................       $91,058,531
                                                                   ===========
NET ASSETS:
Capital.....................................................       $66,771,789
Accumulated net investment income...........................                22
Unrealized appreciation from investments....................        24,286,720
                                                                   -----------
NET ASSETS..................................................       $91,058,531
                                                                   ===========
NET ASSET VALUE, offering and redemption price
  per share ($91,058,531/590,539 shares)....................       $    154.20
                                                                   ===========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 6

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                DECEMBER 31, 2004
                                                                -----------------
INVESTMENT INCOME:
  Dividends.................................................       $1,677,985
  Interest..................................................            1,670
                                                                   ----------
     Total investment income................................        1,679,655
                                                                   ----------
EXPENSES:
  Investment Adviser........................................          746,851
  Administrator.............................................          101,242
  Directors.................................................          155,250
  Transfer Agent............................................           23,780
  Legal.....................................................           61,186
  Insurance.................................................           54,021
  Audit.....................................................           28,510
  Custodian.................................................           14,601
  Miscellaneous.............................................           28,145
                                                                   ----------
     Total expenses.........................................        1,213,586
                                                                   ----------
     Net investment income..................................          466,069
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains from investment transactions.............        4,544,546
Change in unrealized appreciation/depreciation from
  investments...............................................          (79,555)
                                                                   ----------
Net realized/unrealized gains from investments..............        4,464,991
                                                                   ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............       $4,931,060
                                                                   ==========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   YEAR ENDED             YEAR ENDED
                                                                DECEMBER 31, 2004      DECEMBER 31, 2003
                                                                -----------------      -----------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................      $    466,069           $    139,099
  Net realized gains from investment transactions...........         4,544,546              1,105,875
  Change in unrealized appreciation/depreciation from
     investments............................................           (79,555)            15,246,961
                                                                  ------------           ------------
Change in net assets resulting from operations..............         4,931,060             16,491,935
                                                                  ------------           ------------
Distributions to shareholders:
  Net investment income.....................................          (466,047)              (139,356)
  Net realized gains from investment transactions...........        (4,544,546)              (473,259)
  Return of capital.........................................                --                    (24)
                                                                  ------------           ------------
Total distributions to shareholders.........................        (5,010,593)              (612,639)
                                                                  ------------           ------------
Capital Transactions:
  Change in net assets from capital share transactions (See
     Note 3)................................................       (16,785,008)             1,172,522
                                                                  ------------           ------------
  Change in net assets......................................       (16,864,541)            17,051,818


NET ASSETS:
  Beginning of year.........................................       107,923,072             90,871,254
                                                                  ------------           ------------
  End of year...............................................      $ 91,058,531           $107,923,072
                                                                  ============           ============
Accumulated net investment income...........................      $         22           $         --

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 8

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Selected data for each share of capital stock
Outstanding throughout each year

                                                                               YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------------
                                                             2004          2003         2002          2001          2000
                                                            -------      --------      -------      --------      --------
NET ASSET VALUE, beginning of year....................      $155.03      $ 132.74      $162.97      $ 179.39      $ 186.39
                                                            -------      --------      -------      --------      --------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income...............................         0.80          0.20         0.31          0.27          0.93
  Net realized and unrealized gains (losses) from
    investments.......................................         7.20         22.97       (26.71)        (7.21)         6.38
                                                            -------      --------      -------      --------      --------
      Total from investment operations................         8.00         23.17       (26.40)        (6.94)         7.31
                                                            -------      --------      -------      --------      --------

DISTRIBUTIONS:
  From net investment income..........................        (0.80)        (0.20)       (0.31)        (0.27)        (0.93)
  From net realized gains on investments..............        (8.03)        (0.68)       (3.52)        (9.21)       (13.38)
  Return of capital...................................           --            --(1)        --            --(1)         --(1)
                                                            -------      --------      -------      --------      --------
      Total distributions.............................        (8.83)        (0.88)       (3.83)        (9.48)       (14.31)
                                                            -------      --------      -------      --------      --------
Change in net asset value.............................        (0.83)        22.29       (30.23)       (16.42)        (7.00)
                                                            -------      --------      -------      --------      --------
NET ASSET VALUE, end of year..........................      $154.20      $ 155.03      $132.74      $ 162.97      $ 179.39
                                                            =======      ========      =======      ========      ========
Total return..........................................         5.16%        17.48%      (16.19)%       (3.90)%        4.07%
Ratio of net expenses to average net assets...........         1.20%         1.32%        1.23%         1.24%         1.13%
Ratio of net investment income to average net
  assets..............................................         0.46%         0.14%        0.20%         0.16%         0.52%
Portfolio turnover rate...............................           14%           22%          17%           21%           21%
NET ASSETS, end of year (000's).......................      $91,059      $107,923      $90,871      $107,324      $117,284

--------------------------------------------------------------------------------

(1) Distributions per share were less than $0.005.

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

The AMF Large Cap Equity Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was incorporated under the laws of the State of New York on October 29, 1952. The primary investment objective of the Fund is to achieve capital appreciation for its shareholders. The objective of income is secondary.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A--Security Valuation--Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price thereof where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of 4:00 PM eastern time. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the discretion of the Board of Directors.

B--Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date, dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The discount and premium on securities purchased are amortized over the life of the respected security. The specific identification method is used in the determination of realized gains and losses on the sale of securities.

C--Dividends to Shareholders--Dividends from net investment income are declared and paid quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

D--Management Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 10

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004

NOTE 2--RELATED PARTIES

Shay Assets Management, Inc. (the "Investment Adviser") is the investment adviser to the Fund. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. ("SISI"), which is controlled by Rodger D. Shay, a Vice President of the Fund.

The Investment Adviser receives fees from the Fund, computed at an annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent expenses (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses, and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets for any fiscal year during the term of the Fund's agreement with the Investment Adviser. This limitation did not result in any waiver of the Investment Adviser's fees during the year ended December 31, 2004.

Shay Financial Services, Inc. (the "Distributor") is the distributor for the Fund. The Distributor is also a wholly-owned subsidiary of SISI. The Distributor receives no compensation for its distribution services. BISYS Fund Services Ohio, Inc., a subsidiary of The BISYS Group, Inc., serves the Fund as Administrator and Transfer Agent (the "Administrator", the "Transfer Agent"). As compensation for its administrative services, the Fund pays the Administrator a fee computed at an annual rate based on the Fund's average daily net assets, plus out-of-pocket expenses. As compensation for its services as transfer agent, the Fund pays the Transfer Agent a minimum monthly fee plus out-of-pocket expenses.

NOTE 3--CAPITAL STOCK

At December 31, 2004, there were 2,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital stock for the years ended December 31, 2004 and 2003, respectively, were as follows:

                                                              SHARES                     AMOUNT
                                                        -------------------    ---------------------------
                                                          2004       2003          2004           2003
                                                        --------    -------    ------------    -----------
Shares sold.........................................       1,433     38,796    $    225,000    $ 5,300,000
Shares issued in reinvestment of dividends..........      24,971      3,739       3,854,467        560,138
                                                        --------    -------    ------------    -----------
                                                          26,404     42,535       4,079,467      5,860,138
Shares redeemed.....................................    (132,000)   (30,997)    (20,864,475)    (4,687,616)
                                                        --------    -------    ------------    -----------
Net increase........................................    (105,596)    11,538    $(16,785,008)   $ 1,172,522
                                                        ========    =======    ============    ===========

NOTE 4--PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, exclusive of short-term investments, for the year ended December 31, 2004, were $13,471,581 and $31,864,311 respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004

NOTE 5--FEDERAL INCOME TAX INFORMATION

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax characteristics of distributions paid to shareholders during the fiscal years ended December 31, 2004 and 2003 were as follows:

                                                                 DISTRIBUTIONS PAID FROM
                                           --------------------------------------------------------------------
                                                                                                      TOTAL
                                            ORDINARY     NET LONG    TOTAL TAXABLE   TAX RETURN   DISTRIBUTIONS
                                            INCOME*     TERM GAINS   DISTRIBUTIONS   OF CAPITAL       PAID
                                           ----------   ----------   -------------   ----------   -------------
2004.....................................   $601,844    $4,408,749    $5,010,593        $--        $5,010,593
2003.....................................   $139,356    $  473,259    $  612,615        $24        $  612,639

*The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short term capital gain being treated as ordinary income for tax purposes.

As of December 31, 2004 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                    UNDISTRIBUTED                                   ACCUMULATED      UNREALIZED           TOTAL
 UNDISTRIBUTED    LONG TERM CAPITAL   ACCUMULATED   DISTRIBUTIONS   CAPITAL AND    APPRECIATION/       ACCUMULATED
ORDINARY INCOME    GAINS/(LOSSES)      EARNINGS        PAYABLE      OTHER LOSSES   (DEPRECIATION)   EARNINGS/(DEFICIT)
---------------   -----------------   -----------   -------------   ------------   --------------   ------------------
22....$...               --               --             --              --         $24,286,720        $24,286,742

For the taxable year ended December 31, 2004, 100% of income dividends paid by the Fund qualify for the dividends received deduction available to corporations. (Unaudited)

For the fiscal year ended December 31, 2004, the dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for the Jobs and Growth Tax Relief Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a rate of 15%. Completed information will be reported in conjunction with the 2004 Form 1099-DIV. (Unaudited)

--------------------------------------------------------------------------------
 12

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004

NOTE 6--ADDITIONAL INFORMATION (UNAUDITED)

A--Security Allocation--The Fund invested, as a percentage of net assets, in the following industries as of the year ended December 31, 2004:

                                                               PERCENTAGE OF
INDUSTRY                                                        NET ASSETS
--------                                                       -------------
Computer Software & Services...............................        10.1%
Beverages, Non-Alcoholic...................................         7.4%
Pharmaceuticals............................................         7.2%
Financial Services.........................................         7.0%
Diversified Manufacturing..................................         6.9%
Building Products..........................................         4.2%
Distributor--Consumer Products.............................         4.1%
Insurance..................................................         4.1%
Retail.....................................................         4.1%
Beverages..................................................         4.0%
Health Care................................................         4.0%
Advertising................................................         3.9%
Automotive.................................................         3.9%
Consumer Non-Durable.......................................         3.9%
Food Processing............................................         3.8%
Publishing.................................................         3.3%
Oil & Gas..................................................         3.1%
Restaurants................................................         3.1%
Business Equipment & Services..............................         3.0%
Medical--Wholesale Drug Distribution.......................         2.9%
Mutual Fund................................................         2.9%
Aerospace/Defense..........................................         2.8%
                                                                   -----
Total Percentage of Net Assets.............................        99.7%
                                                                   =====

B--Expense Comparison--As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire 6 month period from July 1, 2004 through December 31, 2004.

Actual Expenses--The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004

$1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

            ACTUAL EXPENSES                   BEGINNING         ENDING          EXPENSES PAID        EXPENSE RATIO
                  FROM                      ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*       DURING PERIOD**
             ONGOING COSTS                     7/1/04          12/31/04       7/1/04 - 12/31/04    7/1/04 - 12/31/04
            ---------------                 -------------    -------------    -----------------    -----------------
AMF Large Cap Equity
  Institutional Fund, Inc. .............      $1,000.00        $1,015.90            $7.13                1.21%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**Annualized.

Hypothetical Example for Comparison Purposes--The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

              HYPOTHETICAL                    BEGINNING         ENDING          EXPENSES PAID        EXPENSE RATIO
              EXAMPLE FOR                   ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*       DURING PERIOD**
          COMPARISON PURPOSES                  7/1/04          12/31/04       7/1/04 - 12/31/04    7/1/04 - 12/31/04
          -------------------               -------------    -------------    -----------------    -----------------
AMF Large Cap Equity
  Institutional Fund, Inc. .............      $1,000.00        $1,022.16            $7.15                1.21%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**Annualized.

C--Other Information--A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Schedule of Portfolio Investments for the period ending March 31, 2005 will be available starting May 31, 2005, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
 14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Asset Management Fund Large Cap Equity Institutional Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Asset Management Fund Large Cap Equity Institutional Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights presented herein for each of the respective years ended December 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 4, 2002.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Asset Management Fund Large Cap Equity Institutional Fund, Inc. at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Columbus, Ohio
February 7, 2005

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

    DIRECTORS AND OFFICERS OF AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

The table below sets forth certain information about each of the Fund's Directors, as well as its officers.

INTERESTED DIRECTORS

                                                                                                       NUMBER OF
                                 POSITION(S)                                                           PORTFOLIOS
                                 HELD AND                                                              IN FUND      OTHER
                                 LENGTH OF         EXPIRATION     PRINCIPAL OCCUPATION(S) DURING       COMPLEX      DIRECTORSHIPS(1)
NAME, ADDRESS AND AGE            SERVICE           OF TERM        PAST 5 YEARS                         OVERSEEN     HELD
---------------------            ---------------   ------------   -----------------------------------  ----------   ----------------
RALPH F. BROUTY(2)               Director since      2006         Former Chairman of the Board and       1                None
P.O. Box 197                     1991                             Chief Executive Officer, Watertown
112 W. Grove Street                                               Savings Bank.
Dexter, NY 13634
Age: 75
JOSEPH R. FICALORA*(2)           President since     2005         Chairman, President and Chief          1           RSI Retirement
615 Merrick Avenue               2004                             Executive Officer of New York                          Trust
Westbury, NY 11590                                                Community Bancorp Inc., and
Age: 58                                                           President of Queens County Savings
                                                                  Bank, one of its operating
                                                                  divisions.
WILLIAM A. MCKENNA, Jr.(2)       Director since      2006         Chairman of the Board and Chief        7          Asset Management
71-02 Forest Avenue              1989                             Executive Officer of Ridgewood                       Fund, RSI
Ridgewood, NY 11385                                               Savings Bank.                                     Retirement Trust
Age: 68
NON-INTERESTED DIRECTORS
ROBERT P. CAPONE                 Director since      2005         Chairman of the Board, President       1                None
5 Daverport Terrace              1993                             and Chief Executive Officer,
West Nyack, NY 10994                                              Community Mutual Savings Bank.
Age: 50
CHRIS C. GAGAS                   Director since      2005         Chairman of the Board, PathFinder      1                None
214 West First Street            1986                             Bank.
Oswego, NY 13126
Age: 73
MICHAEL R. KALLET                Director since      2005         President and Chief Executive          1                None
182 Main Street                  1990                             Officer, Oneida Savings Bank.
Oneida, NY 13421
Age: 54
ROBERT E. KERNAN, Jr.            Director since      2005         Chairman of the Board, President       1                None
19 Cayuga Street                 1992                             and Chief Executive Officer, The
Seneca Falls, NY 13148                                            Seneca Falls Savings Bank.
Age: 62

-----------------------------------------------------------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
(2) This director may be an "interested person" of the Fund as defined in the Investment Company Act of 1940 because he is an executive officer or director of a bank owning 5% or more of the shares of the Fund.
*   This director is an "interested person under the Investment Company Act of 1940 because he is an officer of the Fund."

                                                                                                       NUMBER OF
                                 POSITION(S)                                                           PORTFOLIOS
                                 HELD AND                                                              IN FUND      OTHER
                                 LENGTH OF         EXPIRATION     PRINCIPAL OCCUPATION(S) DURING       COMPLEX      DIRECTORSHIPS(1)
NAME, ADDRESS AND AGE            SERVICE           OF TERM        PAST 5 YEARS                         OVERSEEN     HELD
---------------------            ---------------   ------------   -----------------------------------  ----------   ----------------
CLIFFORD M. MILLER               Director since      2005         Chairman of the Board, President       1                None
180 Schwenk Drive                1999                             and Chief Executive Officer, Ulster
Kingston, NY 12401                                                Savings Bank.
Age: 62
VINCENT F. PALAGIANO             Director since      2006         Chairman of the Board and Chief        1                None
209 Havemeyer Street             1996                             Executive Officer, The Dime Savings
Brooklyn, NY 11201                                                Bank of Williamsburgh.
Age: 64
CHARLES M. SPROCK                Director since      2005         Chairman of the Board, President       1                None
100 West Dominick Street         1986                             and Chief Executive Officer, The
Rome, NY 13340                                                    Rome Savings Bank.
Age: 65
OTHER OFFICERS
EDWARD E. SAMMONS, Jr.           Vice President      2005         President of the Fund's investment    N/A               None
230 West Monroe Street           since 1995,                      adviser, Shay Assets Management,
Chicago, IL 60606                Secretary since                  Inc., Executive Vice President of
Age: 65                          1995                             the Fund's distributor, Shay
                                                                  Financial Services, Inc., Executive
                                                                  Vice President of Shay Investment
                                                                  Services, Inc.
JOHN J. McCABE                   Vice President      2005         Senior Vice President of Shay         N/A               None
655 3(rd) Avenue, Suite 816      since 1995                       Assets Management, Inc.
New York, NY 10017
Age: 61
RODGER D. SHAY, Sr.              Vice President      2005         Chairman and the sole director of      7          Asset Management
1000 Brickell Avenue             since 1995,                      the Fund's investment adviser. Shay                Fund, Horizon
Miami, FL 33131                  Assistant                        Assets Management, Inc., Chairman                       Bank
Age: 68                          Secretary since                  and the sole director of the Fund's
                                 1995                             distributor, Shay Financial
                                                                  Services, Inc., Chairman, sole
                                                                  director and President of Shay
                                                                  Investment Services, Inc., an
                                                                  enterprise which owns 100% of Shay
                                                                  Assets Management, Inc., and Shay
                                                                  Financial Services, Inc.
MARK F. TRAUTMAN                 Vice President      2005         Vice President of Shay Assets         N/A               None
655 3(rd) Avenue, Suite 816      since 1995                       Management, Inc., Portfolio Manager
New York, NY 10017                                                of the Fund. Mr. Trautman also
Age: 39                                                           serves as a Vice President and
                                                                  Portfolio Manager for the John
                                                                  Hancock Large Cap Select Fund.

-----------------------------------------------------------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

                                                                                                       NUMBER OF
                                 POSITION(S)                                                           PORTFOLIOS
                                 HELD AND                                                              IN FUND      OTHER
                                 LENGTH OF         EXPIRATION     PRINCIPAL OCCUPATION(S) DURING       COMPLEX      DIRECTORSHIPS(1)
NAME, ADDRESS AND AGE            SERVICE           OF TERM        PAST 5 YEARS                         OVERSEEN     HELD
---------------------            ---------------   ------------   -----------------------------------  ----------   ----------------
TRENT STATCZAR                   Treasurer since     2005         Financial Services Vice President     N/A               None
3435 Stelzer Road                2002                             since 2003 and prior thereto
Suite 1000                                                        Director and Financial Services
Columbus, OH 43219                                                Manager, BISYS Fund Services, Inc.
Age: 33
ALAINA V. METZ                   Assistant           2005         Chief Administrative Officer of the   N/A               None
3435 Stelzer Road                Secretary since                  Blue Sky Compliance Department at
Suite 1000                       1999, Assistant                  BISYS Fund Services, Inc.
Columbus, OH 43219               Treasurer since
Age: 38                          2002

-----------------------------------------------------------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY
INSTITUTIONAL FUND, INC.

OFFICERS

JOSEPH R. FICALORA
  President

EDWARD E. SAMMONS, JR.
  Vice President and
  Secretary

MARK F. TRAUTMAN
  Vice President

ALAINA V. METZ
  Assistant Secretary and
  Assistant Treasurer
RODGER D. SHAY, SR.
  Vice President and
  Assistant Secretary

JOHN J. MCCABE
  Vice President

TRENT STATCZAR
  Treasurer

BOARD OF DIRECTORS

RALPH F. BROUTY
ROBERT P. CAPONE
JOSEPH R. FICALORA
CHRIS C. GAGAS
MICHAEL R. KALLET
ROBERT E. KERNAN, JR.
WILLIAM A. MCKENNA, JR.
CLIFFORD M. MILLER
VINCENT F. PALAGIANO
CHARLES M. SPROCK

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Shay Assets Management, Inc.
655 Third Avenue, Suite 816
New York, New York 10017

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606

ADMINISTRATOR, TRANSFER AGENT,
REGISTRAR AND DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
100 Church Street
New York, New York 10286

LEGAL COUNSEL
Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, New York 10004

INDEPENDENT AUDITORS
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

This report is submitted for the general information of shareholders of the AMF Large Cap Equity Institutional
Fund, Inc., but may also be used as sales literature when preceded or accompanied by the current prospectus.
An investor should consider the fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund's prospectus. To obtain a prospectus, please call 1-800-527-3713. Please read the prospectus carefully before investing.

Asset Management Fund
Large Cap
Equity
Institutional Fund, Inc.

Annual Report
To Shareholders
December 31, 2004

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS AN EXHIBIT.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS ROBERT E. KERNAN, JR., WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

4(a) AUDIT FEES

2003 AUDIT                 ERNST & YOUNG LLP                  $ 17,765
2004 AUDIT                 ERNST & YOUNG LLP                  $ 17,700

4(b) AUDIT- RELATED FEES

2003                       $ 0
2004                       $ 0

4(c) TAX FEES

2003 TAX AUDIT & RETURNS   ERNST & YOUNG LLP                  $  3,500
2004 TAX AUDIT & RETURNS   ERNST & YOUNG LLP                  $  3,700

4(d) ALL OTHER FEES

2003               NONE
2004               NONE

4(e)(1) DISCLOSE THE AUDIT COMMITTEE'S PRE-APPROVAL POLICIES AND PROCEDURE DESCRIBED IN PARAGRAPH (C) (7) OF RULE 2-01 OF REGULATION S-X


         PRE-APPROVAL:

         (a) AUDIT SERVICES

         BEFORE AN AUDITOR IS ENGAGED BY THE FUNDS TO RENDER AUDIT SERVICES, THE COMMITTEE SHALL REVIEW AND APPROVE THE ENGAGEMENT. (SEE ALSO "DELEGATION" BELOW.)

         (b) PERMISSIBLE NON-AUDIT SERVICES

         THE COMMITTEE SHALL REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL (EXCEPT AS SET FORTH IN (1) THROUGH (3) BELOW) THAT THE FUNDS EMPLOY THEIR AUDITOR TO RENDER "PERMISSIBLE NON-AUDIT SERVICES" TO THE FUNDS. (A "PERMISSIBLE NON-AUDIT SERVICE" IS DEFINED AS A NON-AUDIT SERVICE THAT IS NOT PROHIBITED BY RULE 2-01(c)(4) OF REGULATION S-X(1) OR OTHER

------------------
(1) Non-audit services that are prohibited by Rule 2-01(c)(4) of Regulation S-X include: (i) Bookkeeping or other services related to accounting records or financial statements of the audit client; (ii) Financial information systems design and implementation; (iii) Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (iv) Actuarial services; (v) Internal audit outsourcing services; (vi) Management functions; (vii) Human resources; (viii) Broker-dealer, investment adviser, or investment banking services; (ix) Legal services; and (x) Expert services unrelated to the audit.

         APPLICABLE LAW OR REGULATION.) THE COMMITTEE SHALL ALSO REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL (EXCEPT AS SET FORTH IN (1) THROUGH (3) BELOW) THAT THE ADVISER, AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE ADVISER THAT PROVIDES ONGOING SERVICES TO THE FUNDS (AN "ADVISER-AFFILIATED SERVICE PROVIDER"), EMPLOY THE FUNDS' AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE FUNDS. AS A PART OF ITS REVIEW, THE COMMITTEE SHALL CONSIDER WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR'S INDEPENDENCE. (SEE ALSO "DELEGATION" BELOW.)

         PRE-APPROVAL BY THE COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

                  (1) (A) WITH RESPECT TO THE FUNDS, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE FUNDS CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE FUNDS DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED;

                                (B) WITH RESPECT TO THE ADVISER AND ANY
                                ADVISER-AFFILIATED SERVICE PROVIDER, THE
                                AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE COMMITTEE) PAID TO THE AUDITOR BY THE FUNDS, THE ADVISER AND ANY ADVISER-AFFILIATED SERVICE PROVIDER DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED;

                  (2) SUCH SERVICES WERE NOT RECOGNIZED BY THE FUNDS AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

                  (3) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE COMMITTEE OR ITS DELEGATE(s) (AS DEFINED BELOW).

         (c)      DELEGATION

                  THE COMMITTEE MAY DELEGATE TO ONE OR MORE OF ITS MEMBERS ("DELEGATES") AUTHORITY TO PRE-APPROVE THE AUDITOR'S PROVISION OF AUDIT SERVICES OR PERMISSIBLE NON-AUDIT SERVICES TO THE FUNDS, OR THE PROVISION OF NON-AUDIT SERVICES TO THE ADVISER OR ANY ADVISER-AFFILIATED SERVICE PROVIDER. ANY PRE-APPROVAL DETERMINATION MADE BY A DELEGATE SHALL BE PRESENTED TO THE FULL COMMITTEE AT ITS NEXT MEETING. THE COMMITTEE SHALL COMMUNICATE ANY PRE-APPROVAL MADE BY IT OR A DELEGATE TO THE FUND ADMINISTRATOR/FUND ACCOUNTING AGENT, WHO WILL ENSURE THAT THE APPROPRIATE DISCLOSURE IS MADE IN THE FUNDS' PERIODIC REPORTS AND OTHER DOCUMENTS AS REQUIRED UNDER THE FEDERAL SECURITIES LAWS.

4(e)(2)  0%

4(f) 0% AUDIT WORK PERFORMED BY PERSONS OTHER THAN THE PRINCIPLE ACCOUNTANT'S FULL-TIME, PERMANENT EMPLOYEES.
4(g) AGGREGATE NON-AUDIT FEES
         2003     TOTAL    $3,500
         2004     TOTAL    $3,700
4(h) THERE WERE NO NON-AUDIT SERVICES BILLED.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to
Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AMF Large Cap Equity Institutional Fund, Inc.
              ------------------------------------------------------------------
By (Signature and Title)*  /s/ Trent Statczar          Trent Statczar, Treasurer
                         -------------------------------------------------------
Date   3/9/05
      -------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Ficalora   Joseph R. Ficalora, President
                         -------------------------------------------------------

Date  3/9/05
     -------------------

By (Signature and Title)*  /s/ Trent Statczar          Trent Statczar, Treasurer
                         -------------------------------------------------------

Date  3/9/05
     -------------------



* Print the name and title of each signing officer under his or her signature.